1605(c) De-SPAC and Related Financing Transactions, Effects	Oct. 28, 2026
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]

Benefits and Detriments of the Business Combination

The following describe the potential benefits and detriments to certain groups of stakeholders in connection with the Business Combination.

•        Inflection Point:    The Inflection Point Board determined that the Business Combination presents an attractive business opportunity in light of certain factors, including New Elroy Air’s future business and financial conditions and prospects, strong management team, and in light of the other opportunities for business combinations reasonably available to Inflection Point. The Inflection Point Board also reviewed the financial analysis and opinion of Newbridge to the effect that, as of June 25, 2026, and subject to the procedures followed, assumptions made, qualifications and limitations on the review undertaken and other matters considered by Newbridge as set forth in its written opinion, (i) the Aggregate Base Consideration to be paid by Inflection Point in the Merger pursuant to the Business Combination Agreement was fair, from a financial point of view to the Inflection Point Unaffiliated Shareholders, and (ii) Elroy Air has an aggregate fair market value of at least eighty percent (80.0%) of the value of the assets held in the Trust Account for the benefit of the Public Shareholders (excluding any deferred underwriters fees and taxes payable on the income earned on the Trust Account) at the time of the Business Combination Agreement. The Inflection Point Board also considered the potential detriments of the Business Combination to Inflection Point, including the reliance on projections, the uncertainty of the potential benefits of the Business Combination being achieved, macroeconomics risks, the absence of possible structural protections for minority shareholders, such as the fact that the Inflection Point Board did not retain an unaffiliated representative to act solely on behalf of unaffiliated security holders for purposes of negotiating the terms of the Business Combination or to prepare a report concerning the approval of the Business Combination, and the risks and costs to Inflection Point if the Business Combination is not achieved, including the risk that it may result in Inflection Point being unable to complete a business combination and force Inflection Point to redeem the Public Shares for a pro rata portion of the funds held in the Trust Account, subject to its obligations under Cayman Islands law to provide for claims of creditors and the requirement of other applicable law, and the Inflection Point Warrants to expire and become worthless. For more information, see “— The Inflection Point Board’s Reasons for the Approval of the Business Combination”, and various risks described under the section entitled “Risk Factors”.

•        Sponsor:    The Sponsor expects to receive substantial consideration in the Business Combination, including (i) 7,931,667 shares of New Elroy Air Common Stock upon the conversion of Inflection Point Class A Shares, consisting of (a) 7,666,667 Inflection Point Class A Shares resulting from the Sponsor Share Conversion and (b) 265,000 Inflection Point Class A Shares underlying the 265,000 Private Placement Units, and (ii) the conversion of 88,333 Inflection Point Warrants underlying Private Placement Units into 88,333 New Elroy Air Warrants (for this purpose, excluding the impact of the expected transfers to the Closing PIPE Investor). As a result of the low price paid by the Sponsor for its equity in Inflection Point, the Sponsor is likely able to make a substantial profit on its investment even at a time when Public Shareholders have lost significant value. For more information, see “— Compensation Received by the Sponsor, its Affiliates and Inflection Point Directors and Executive Officers”. The Sponsor will only be able to realize a return on their equity in Inflection Point (which may be materially higher than the return realized by Public Shareholders and holders of Inflection Point Warrants) if Inflection Point completes a business combination by February 12, 2028 (or such later date as its shareholders may approve in accordance with the Cayman Constitutional Documents). Additionally, the Sponsor faces potential detriments from the Business Combination, including the possibility of litigation challenging the Business Combination or the Sponsor’s role in the Business Combination, and the risk that if the Business Combination is not achieved, Inflection Point may be unable to consummate a business combination and be forced to redeem the Public Shares for a pro rata portion of the funds held in the Trust Account, resulting in the Sponsor and its affiliates’ investment being worthless.

•        Inflection Point Fund:    Inflection Point Fund has an economic interest in 3,000,000, or approximately 39.1%, of the Founder Shares held by the Sponsor. Inflection Point Fund expects to receive substantial consideration in the Business Combination, including (a) a Pre-Funded Convertible Note entitling Inflection Point Fund to receive such number of shares of Series A Preferred Stock equal to the quotient, rounded up to the nearest whole share, of (i) the total outstanding principal of $31,960,000 plus any accrued and unpaid interest on the Pre-Funded Convertible Note, divided by (ii) $12.00, as may be adjusted pursuant to the terms and conditions of such Pre-Funded Convertible Note (approximately 3,272,417 shares of Series A Preferred Stock taking into account accrued interest through December 1, 2026; such number of shares of Series A Preferred Stock may increase prior to Closing due to additional accrued interest after such date), and (b) a Pre-Funded Warrant to purchase 3,133,333 shares of New Elroy Air Common Stock. Initially, the average price paid or to be paid by Inflection Point Fund for the Pre-Funded Convertible Note and Pre-Funded Warrant is greater than the initial offering price of the Inflection Point Units. However, the applicable conversion prices and exercise prices of the Pre-Funded Convertible Note, Pre-Funded Warrant and Series A Preferred Stock are subject to anti-dilution and other downward adjustments. Such downward adjustments may cause the average price paid or to be paid by Inflection Point Fund per share of New Elroy Air Common Stock to be reduced below, and in some cases, substantially below, the initial offering price of the Inflection Point Units. If this were to occur, it would result in material dilution to the non-redeeming Public Shareholders of Inflection Point and may allow Inflection Point Fund to make a substantial profit on its investment even at a time when Public Shareholders have lost significant value. For more information, see “— Compensation Received by the Sponsor, its Affiliates and Inflection Point Directors and Executive Officers”.

•        Unaffiliated Inflection Point Public Shareholders:    The unaffiliated Inflection Point Public Shareholders have the opportunity to evaluate and consider whether or not to redeem their Public Shares in connection with the consummation of the Business Combination. Non-Redeeming Public Shareholders will have the opportunity to participate in the potential future growth of New Elroy Air, but may face a number of potential detriments in connection with their continued investment, including the uncertainties and risks identified by the Inflection Point board described more fully in “— The Inflection Point Board’s Reasons for the Approval of the Business Combination”, the various other risks associated with the Business Combination, the business of Inflection Point, as described further under the section entitled “Risk Factors”, the potential conflicts of interest described under “— Interests of Certain Inflection Point Persons in the Business Combination”, and the potential material dilution they may experience as described more fully in the section entitled “Summary of the Proxy Statement/Prospectus — Dilution”. Redeeming Public Shareholders have the opportunity to receive a per-share redemption price payable in cash equal to the aggregate amount on deposit in the Trust Account, calculated as of two business days prior to the consummation of the Business Combination, including interest earned on the Trust Account (which interest shall be net of taxes payable) divided by the number of then issued Public Shares. However, redeeming Public Shareholders face the potential of not realizing any future growth in value of Elroy Air following the Business Combination.

Inflection Point [Member]
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]	The Inflection Point Board determined that the Business Combination presents an attractive business opportunity in light of certain factors, including New Elroy Air’s future business and financial conditions and prospects, strong management team, and in light of the other opportunities for business combinations reasonably available to Inflection Point. The Inflection Point Board also reviewed the financial analysis and opinion of Newbridge to the effect that, as of June 25, 2026, and subject to the procedures followed, assumptions made, qualifications and limitations on the review undertaken and other matters considered by Newbridge as set forth in its written opinion, (i) the Aggregate Base Consideration to be paid by Inflection Point in the Merger pursuant to the Business Combination Agreement was fair, from a financial point of view to the Inflection Point Unaffiliated Shareholders, and (ii) Elroy Air has an aggregate fair market value of at least eighty percent (80.0%) of the value of the assets held in the Trust Account for the benefit of the Public Shareholders (excluding any deferred underwriters fees and taxes payable on the income earned on the Trust Account) at the time of the Business Combination Agreement. The Inflection Point Board also considered the potential detriments of the Business Combination to Inflection Point, including the reliance on projections, the uncertainty of the potential benefits of the Business Combination being achieved, macroeconomics risks, the absence of possible structural protections for minority shareholders, such as the fact that the Inflection Point Board did not retain an unaffiliated representative to act solely on behalf of unaffiliated security holders for purposes of negotiating the terms of the Business Combination or to prepare a report concerning the approval of the Business Combination, and the risks and costs to Inflection Point if the Business Combination is not achieved, including the risk that it may result in Inflection Point being unable to complete a business combination and force Inflection Point to redeem the Public Shares for a pro rata portion of the funds held in the Trust Account, subject to its obligations under Cayman Islands law to provide for claims of creditors and the requirement of other applicable law, and the Inflection Point Warrants to expire and become worthless. For more information, see “— The Inflection Point Board’s Reasons for the Approval of the Business Combination”, and various risks described under the section entitled “Risk Factors”.

Sponsor One [Member]
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]	The Sponsor expects to receive substantial consideration in the Business Combination, including (i) 7,931,667 shares of New Elroy Air Common Stock upon the conversion of Inflection Point Class A Shares, consisting of (a) 7,666,667 Inflection Point Class A Shares resulting from the Sponsor Share Conversion and (b) 265,000 Inflection Point Class A Shares underlying the 265,000 Private Placement Units, and (ii) the conversion of 88,333 Inflection Point Warrants underlying Private Placement Units into 88,333 New Elroy Air Warrants (for this purpose, excluding the impact of the expected transfers to the Closing PIPE Investor). As a result of the low price paid by the Sponsor for its equity in Inflection Point, the Sponsor is likely able to make a substantial profit on its investment even at a time when Public Shareholders have lost significant value. For more information, see “— Compensation Received by the Sponsor, its Affiliates and Inflection Point Directors and Executive Officers”. The Sponsor will only be able to realize a return on their equity in Inflection Point (which may be materially higher than the return realized by Public Shareholders and holders of Inflection Point Warrants) if Inflection Point completes a business combination by February 12, 2028 (or such later date as its shareholders may approve in accordance with the Cayman Constitutional Documents). Additionally, the Sponsor faces potential detriments from the Business Combination, including the possibility of litigation challenging the Business Combination or the Sponsor’s role in the Business Combination, and the risk that if the Business Combination is not achieved, Inflection Point may be unable to consummate a business combination and be forced to redeem the Public Shares for a pro rata portion of the funds held in the Trust Account, resulting in the Sponsor and its affiliates’ investment being worthless.
Inflection Point Fund [Member]
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]	Inflection Point Fund has an economic interest in 3,000,000, or approximately 39.1%, of the Founder Shares held by the Sponsor. Inflection Point Fund expects to receive substantial consideration in the Business Combination, including (a) a Pre-Funded Convertible Note entitling Inflection Point Fund to receive such number of shares of Series A Preferred Stock equal to the quotient, rounded up to the nearest whole share, of (i) the total outstanding principal of $31,960,000 plus any accrued and unpaid interest on the Pre-Funded Convertible Note, divided by (ii) $12.00, as may be adjusted pursuant to the terms and conditions of such Pre-Funded Convertible Note (approximately 3,272,417 shares of Series A Preferred Stock taking into account accrued interest through December 1, 2026; such number of shares of Series A Preferred Stock may increase prior to Closing due to additional accrued interest after such date), and (b) a Pre-Funded Warrant to purchase 3,133,333 shares of New Elroy Air Common Stock. Initially, the average price paid or to be paid by Inflection Point Fund for the Pre-Funded Convertible Note and Pre-Funded Warrant is greater than the initial offering price of the Inflection Point Units. However, the applicable conversion prices and exercise prices of the Pre-Funded Convertible Note, Pre-Funded Warrant and Series A Preferred Stock are subject to anti-dilution and other downward adjustments. Such downward adjustments may cause the average price paid or to be paid by Inflection Point Fund per share of New Elroy Air Common Stock to be reduced below, and in some cases, substantially below, the initial offering price of the Inflection Point Units. If this were to occur, it would result in material dilution to the non-redeeming Public Shareholders of Inflection Point and may allow Inflection Point Fund to make a substantial profit on its investment even at a time when Public Shareholders have lost significant value. For more information, see “— Compensation Received by the Sponsor, its Affiliates and Inflection Point Directors and Executive Officers”.

Unaffiliated Inflection Point Public Shareholders [Member]
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]	The unaffiliated Inflection Point Public Shareholders have the opportunity to evaluate and consider whether or not to redeem their Public Shares in connection with the consummation of the Business Combination. Non-Redeeming Public Shareholders will have the opportunity to participate in the potential future growth of New Elroy Air, but may face a number of potential detriments in connection with their continued investment, including the uncertainties and risks identified by the Inflection Point board described more fully in “— The Inflection Point Board’s Reasons for the Approval of the Business Combination”, the various other risks associated with the Business Combination, the business of Inflection Point, as described further under the section entitled “Risk Factors”, the potential conflicts of interest described under “— Interests of Certain Inflection Point Persons in the Business Combination”, and the potential material dilution they may experience as described more fully in the section entitled “Summary of the Proxy Statement/Prospectus — Dilution”. Redeeming Public Shareholders have the opportunity to receive a per-share redemption price payable in cash equal to the aggregate amount on deposit in the Trust Account, calculated as of two business days prior to the consummation of the Business Combination, including interest earned on the Trust Account (which interest shall be net of taxes payable) divided by the number of then issued Public Shares. However, redeeming Public Shareholders face the potential of not realizing any future growth in value of Elroy Air following the Business Combination.